Treasury Risk Management - Summary of Derivatives Used to Hedge (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Financial assets	€ 4,746	€ 4,762
Trade payables and other liabilities	(14,803)	(14,126)
Current financial liabilities	(3,235)	(7,968)
Non-current financial liabilities	(21,650)	(16,462)
Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable	82	57
Financial assets	194	116
Trade payables and other liabilities	(140)	(113)
Current financial liabilities	(126)	(86)
Non-current financial liabilities	(276)	(335)
Total	(266)	(361)
Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Total Financial assets	276	173
Financial assets	276	173
Total financial liabilities	(542)	(534)
Non-current financial liabilities	(542)	(534)
Total	(266)	(361)
Fair value hedges [member] | Cross currency interest rate swaps contract [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Financial assets		2
Total		2
Cash flow hedges [member] | Foreign exchange derivatives [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable	39	32
Trade payables and other liabilities	(25)	(40)
Total	14	(8)
Cash flow hedges [member] | Cross currency interest rate swaps contract [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Financial assets	69	2
Current financial liabilities		(18)
Non-current financial liabilities	(268)	(335)
Total	(199)	(351)
Cash flow hedges [member] | Commodity contracts [Member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable		12
Trade payables and other liabilities	(74)	(19)
Total	(74)	(7)
Hedges of net investment in foreign operations [member] | Foreign exchange derivatives [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Financial assets	58	9
Current financial liabilities	(21)	(103)
Total	37	(94)
Hedge accounting not applied [member] | Foreign exchange derivatives [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable	42	13
Financial assets	67	73
Trade payables and other liabilities	(41)	(54)
Current financial liabilities	(105)	35
Total	(37)	67
Hedge accounting not applied [member] | Cross currency interest rate swaps contract [member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Financial assets		30
Non-current financial liabilities	(8)
Total	(8)	€ 30
Hedge accounting not applied [member] | Commodity contracts [Member] | Derivatives designated as hedges [member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable	1
Total	€ 1